UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21043
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Pioneer High Income Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2018 to June 30, 2019

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer High Income Trust

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 19, 2019

========================== Pioneer High Income Trust ===========================

ABENGOA SA

Ticker:       ABG            Security ID:  E0002V203
Meeting Date: OCT 01, 2018   Meeting Type: Special
Record Date:  SEP 26, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Stock Split                     Against   Against      Shareholder
2     Approve Temporary Suspension of         Against   Against      Shareholder
      Trading of Company Shares until the
      Split is Effective, in Case Item 1 is
      Approved
3     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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ABENGOA SA

Ticker:       ABG            Security ID:  E0002V203
Meeting Date: MAR 27, 2019   Meeting Type: Special
Record Date:  MAR 22, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Issuance of Convertible Bonds   For       For          Management
      by Companies of the Group other than
      Abengoa SA as Part of the Debt
      Restructuring Plan of Abengoa Group
2     Amend Remuneration Policy               For       Against      Management
3     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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ABENGOA SA

Ticker:       ABG            Security ID:  E0002V203
Meeting Date: JUN 24, 2019   Meeting Type: Annual
Record Date:  JUN 17, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Approve Consolidated and Standalone     For       For          Management
      Financial Statements
1.2   Approve Treatment of Net Loss           For       For          Management
1.3   Approve Discharge of Board              For       For          Management
2     Advisory Vote on Remuneration Report    For       Against      Management
3     Approve Remuneration of Directors       For       For          Management
4     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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PETROQUEST ENERGY, INC.

Ticker:       PQUEQ          Security ID:  716748AK4
Meeting Date: JAN 23, 2019   Meeting Type: Written Consent
Record Date:  NOV 13, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote on the Plan                        None      For          Management
2     Opt Out of the Third Party Release      None      For          Management

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TEVA PHARMACEUTICAL INDUSTRIES LIMITED

Ticker:       TEVA           Security ID:  881624209
Meeting Date: JUN 11, 2019   Meeting Type: Annual
Record Date:  MAY 02, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Amir Elstein             For       For          Management
1b    Elect Director Roberto A. Mignone       For       For          Management
1c    Elect Director Perry D. Nisen           For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Approve Amended Compensation Policy     For       For          Management
      for Executive Officers and Directors
      of the Company
3a    Vote FOR if you are a controlling       None      Against      Management
      shareholder or have a personal
      interest in item 3, as indicated in
      the proxy card; otherwise, vote
      AGAINST. You may not abstain. If you
      vote FOR, please provide an
      explanation to your account manager
4a    Approve Compensation of Non-Employee    For       Against      Management
      Directors
4b    Approve Compensation of the             For       Against      Management
      Non-Executive Chairman of the Board
5     Ratify Kesselman & Kesselman as         For       For          Management
      Auditors

========== END NPX REPORT